Other Gains, Net	12 Months Ended
Dec. 31, 2018
OTHER GAINS, NET
OTHER GAINS, NET

31.  OTHER GAINS, NET

Other gains, net for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Other gains (losses)	ThCh$	ThCh$	ThCh$
Gain on disposal of Electrogas (*)	—	105,311,912	—
Gain on disposal of Lineas de Transmision Pangue Duqueco	3,024,549	—	—
Gain on disposal of GNL Quintero (**)	—	—	121,325,018
Gain on sale of land	—	7,626,100	—
Other	409,954	150,857	165,956
Total other gains, net	3,434,503	113,088,869	121,490,974

(*)See Notes 5.1.

(**)See Note 14.1.c.